Schedule 1 - Yield, Inc,'s FS 2014, 2013 NRG Yield PL - USD ($) $ in Millions		5 Months Ended	12 Months Ended
		Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Operating Expenses			$ 321		$ 277		$ 154
Interest Expense			(263)	[1]	(216)		(72)	[1]
Nonoperating Income (Expense)	[1]		(243)		(194)		(48)
Income Before Income Taxes	[1]		77		112		133
Net Income	[1],[2]		65		108		125
Income tax expense	[1]		12		4		8	[3],[4]
Less: Net income attributable to noncontrolling interests	[1]		42		48		42	[4]
Less: Pre-acquisition net (loss) income of Drop Down Assets		$ 22	(10)	[2]	44	[2],[4]	16	[2],[4]
Net income attributable to NRG Yield, Inc.			33		16		13
Common Class A [Member]
Net income attributable to NRG Yield, Inc.	[5]	7	14		8
NRG Yield, Inc. [Member]
Operating Expenses			2		0	[4]	0	[4]
Equity in Earnings of Consolidated Subsidiaries			88		117	[4]	79	[4]
Interest Expense			(9)		(5)	[4]	0	[4]
Nonoperating Income (Expense)			79		112	[4]	79	[4]
Income Before Income Taxes			77		112	[4]	79	[4]
Net Income			65		108	[4]	71	[4]
Income tax expense			12		4	[4]
Less: Net income attributable to noncontrolling interests		$ 48 [4]	42
Net income attributable to NRG Yield, Inc.			$ 33		$ 16	[4]	$ 13	[4]

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013
[4]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.
[5]	Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.